REVENUE AND ACCOUNTS RECEIVABLE (Details - Disaggregation of Revenue) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 77,999	$ 111,625	$ 392,375	$ 444,390
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	69,988	111,557	366,773	444,322
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 8,011	$ 68	$ 25,602	$ 68